Shareholder Report, Holdings (Details)	May 31, 2024
C000141380 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141380 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000141380 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000141380 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000141380 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141380 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000141380 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000141381 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141381 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000141381 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000141381 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000141381 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141381 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000141381 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000177210 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177210 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000177210 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000177210 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000177210 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000177210 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000177210 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.10%